Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity is a critical part of risk management at IBM and is integrated with the company’s overall enterprise risk management framework. The Board of Directors and the Audit Committee of the Board are responsible for overseeing management’s execution of cybersecurity risk management and for assessing IBM’s approach to risk management. Senior management is responsible for assessing and managing IBM’s exposure to cybersecurity risks on an ongoing basis.
From an enterprise perspective, we implement a multi-faceted risk management approach based on the National Institute of Standards and Technology Cybersecurity Framework. We have established policies and procedures that provide the foundation upon which IBM’s infrastructure and data are managed. We regularly assess and adjust our technical controls and methods to identify and mitigate emerging cybersecurity risks. We use a layered approach with overlapping controls to defend against cybersecurity attacks and threats on IBM networks, end-user devices, servers, applications, data, and cloud solutions.
We draw heavily on our own commercial security solutions and services to manage and mitigate cybersecurity risks. IBM maintains a Security Operations Center (“SOC”) that monitors for threats to IBM’s networks and systems, utilizing threat intelligence provided by a range of sources, including the IBM Security X-Force Exchange platform, which maintains one of the largest compilations of threat intelligence in the world. We also rely on tools licensed from third party security vendors to monitor and manage cybersecurity risks. We periodically engage third parties to supplement and review our cybersecurity practices and provide relevant certifications.
We have a global incident response process, managed by IBM’s Computer Security Incident Response Team (“CSIRT”), that relies primarily on internal expertise to respond to cybersecurity threats and attacks. We utilize a combination of online training, educational tools, videos and other awareness initiatives to foster a culture of security awareness and responsibility among our workforce, including responsibility for reporting suspicious activity.
IBM has a third party supplier risk management program to oversee and identify risks from cybersecurity threats associated with its use of third party service providers and vendors. Risks are assessed and prioritized based, among other things, on the type of offering/engagement, supplier assessments, threat intelligence, and industry practices.
As discussed in greater detail in Item 1A., "Risk Factors," the company faces numerous and evolving cybersecurity threats, including risks originating from the increased use of AI, intentional acts of individual and groups of criminal hackers, hacktivists, state-sponsored organizations, nation states and competitors; from intentional and unintentional acts or omissions of customers, contractors, business partners, vendors, employees and other third parties; and from errors in processes or technologies, as well as the risks associated with the number of customers, contractors, business partners, vendors, employees and other third parties working remotely. While the company continues to monitor for, identify, investigate, respond to and remediate cybersecurity risks, including incidents and vulnerabilities, there have not been any that have had a material adverse effect on the company, though there is no assurance that there will not be cybersecurity risks that will have a material adverse effect in the future.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Cybersecurity is a critical part of risk management at IBM and is integrated with the company’s overall enterprise risk management framework. The Board of Directors and the Audit Committee of the Board are responsible for overseeing management’s execution of cybersecurity risk management and for assessing IBM’s approach to risk management. Senior management is responsible for assessing and managing IBM’s exposure to cybersecurity risks on an ongoing basis.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Board of Directors and the Audit Committee oversee the cyber governance process. Leadership from E&TS, including the CISO, make regular presentations to the Audit Committee and the full Board on identification, management, and remediation of cybersecurity risks, both internal and external, as well as threat intelligence, emerging global policies and regulations, cybersecurity technologies, and best practices. In addition, senior management provides briefings as needed to the Audit Committee Chair, the Audit Committee, and, as appropriate, the full Board, on cybersecurity issues and incidents of potential interest.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board of Directors and the Audit Committee oversee the cyber governance process. Leadership from E&TS, including the CISO, make regular presentations to the Audit Committee and the full Board on identification, management, and remediation of cybersecurity risks, both internal and external, as well as threat intelligence, emerging global policies and regulations, cybersecurity technologies, and best practices. In addition, senior management provides briefings as needed to the Audit Committee Chair, the Audit Committee, and, as appropriate, the full Board, on cybersecurity issues and incidents of potential interest.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
IBM’s Enterprise & Technology Security (“E&TS”) organization has oversight responsibility for the security of both IBM’s internal systems and external offerings and works across all of the organizations within the company to protect IBM, its brand, and its clients against cybersecurity risks. E&TS also addresses cybersecurity risks associated with third party suppliers. For these purposes, E&TS includes a dedicated Chief Information Security Officer (“CISO”) whose team is responsible for leading enterprise-wide information security strategy, policy, standards, architecture, and processes for IBM’s internal systems. The CISO manages the CSIRT. The CISO also manages the Product Security Incident Response Team (“PSIRT”), which focuses on product vulnerabilities potentially affecting the security of offerings sold to customers. IBM also has Business Information Security Officers (“BISO”) who are coordinated by the Office of the CISO on security issues specific to particular business segments.
The CSIRT team, together with the Office of the Chief Information Officer (“CIO”), Cyber Legal, Corporate Security, and BISOs, engages in on-going reviews of incidents, threat intelligence, detections, and vulnerabilities, including to assess client and regulatory impact. Events of interest are promptly reported to the Senior Vice President (“SVP”) and Chief Legal Officer ("CLO"), and the SVP overseeing cybersecurity (“SVP Sponsor”).
Incidents are delegated to an appropriate incident response team for assessment, investigation, and remediation. Depending on the nature of the matter, the incident response team may include individuals from E&TS, the Office of the CISO, the Office of the CIO, Cyber Legal, Business Units, the Office of Privacy and Responsible Technology, Human Resources, Procurement, Finance and Operations, and Corporate Security. The incident response teams advise and consult with the CLO and the SVP Sponsor, as appropriate.
The Cybersecurity Advisory Committee (“CAC”) meets regularly and is responsible for overseeing management of the Company’s cybersecurity risk. The CAC is composed of, among others, SVPs from the major business units, the SVP Sponsor, and the CLO. The CAC is responsible for, among other things, setting the Company’s governance structure for managing cybersecurity risk and reviewing noteworthy cybersecurity incidents and strategies to prevent recurrence. IBM management responsible for managing cybersecurity risk reflects a cross-section of functions from across the organization with significant experience in managing such risk as well as the technologies underlying these risks. They also hold leadership positions outside of IBM in the field of cybersecurity, serving on governing and advisory boards of public and private institutions at the forefront of issues related to cybersecurity, including technology development, cybersecurity policy, and national security.
The Board of Directors and the Audit Committee oversee the cyber governance process. Leadership from E&TS, including the CISO, make regular presentations to the Audit Committee and the full Board on identification, management, and remediation of cybersecurity risks, both internal and external, as well as threat intelligence, emerging global policies and regulations, cybersecurity technologies, and best practices. In addition, senior management provides briefings as needed to the Audit Committee Chair, the Audit Committee, and, as appropriate, the full Board, on cybersecurity issues and incidents of potential interest.
Cybersecurity Risk Role of Management [Text Block]
IBM’s Enterprise & Technology Security (“E&TS”) organization has oversight responsibility for the security of both IBM’s internal systems and external offerings and works across all of the organizations within the company to protect IBM, its brand, and its clients against cybersecurity risks. E&TS also addresses cybersecurity risks associated with third party suppliers. For these purposes, E&TS includes a dedicated Chief Information Security Officer (“CISO”) whose team is responsible for leading enterprise-wide information security strategy, policy, standards, architecture, and processes for IBM’s internal systems. The CISO manages the CSIRT. The CISO also manages the Product Security Incident Response Team (“PSIRT”), which focuses on product vulnerabilities potentially affecting the security of offerings sold to customers. IBM also has Business Information Security Officers (“BISO”) who are coordinated by the Office of the CISO on security issues specific to particular business segments.
The CSIRT team, together with the Office of the Chief Information Officer (“CIO”), Cyber Legal, Corporate Security, and BISOs, engages in on-going reviews of incidents, threat intelligence, detections, and vulnerabilities, including to assess client and regulatory impact. Events of interest are promptly reported to the Senior Vice President (“SVP”) and Chief Legal Officer ("CLO"), and the SVP overseeing cybersecurity (“SVP Sponsor”).
Incidents are delegated to an appropriate incident response team for assessment, investigation, and remediation. Depending on the nature of the matter, the incident response team may include individuals from E&TS, the Office of the CISO, the Office of the CIO, Cyber Legal, Business Units, the Office of Privacy and Responsible Technology, Human Resources, Procurement, Finance and Operations, and Corporate Security. The incident response teams advise and consult with the CLO and the SVP Sponsor, as appropriate.
The Cybersecurity Advisory Committee (“CAC”) meets regularly and is responsible for overseeing management of the Company’s cybersecurity risk. The CAC is composed of, among others, SVPs from the major business units, the SVP Sponsor, and the CLO. The CAC is responsible for, among other things, setting the Company’s governance structure for managing cybersecurity risk and reviewing noteworthy cybersecurity incidents and strategies to prevent recurrence. IBM management responsible for managing cybersecurity risk reflects a cross-section of functions from across the organization with significant experience in managing such risk as well as the technologies underlying these risks. They also hold leadership positions outside of IBM in the field of cybersecurity, serving on governing and advisory boards of public and private institutions at the forefront of issues related to cybersecurity, including technology development, cybersecurity policy, and national security.
The Board of Directors and the Audit Committee oversee the cyber governance process. Leadership from E&TS, including the CISO, make regular presentations to the Audit Committee and the full Board on identification, management, and remediation of cybersecurity risks, both internal and external, as well as threat intelligence, emerging global policies and regulations, cybersecurity technologies, and best practices. In addition, senior management provides briefings as needed to the Audit Committee Chair, the Audit Committee, and, as appropriate, the full Board, on cybersecurity issues and incidents of potential interest.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Cybersecurity Advisory Committee (“CAC”) meets regularly and is responsible for overseeing management of the Company’s cybersecurity risk. The CAC is composed of, among others, SVPs from the major business units, the SVP Sponsor, and the CLO. The CAC is responsible for, among other things, setting the Company’s governance structure for managing cybersecurity risk and reviewing noteworthy cybersecurity incidents and strategies to prevent recurrence.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	IBM management responsible for managing cybersecurity risk reflects a cross-section of functions from across the organization with significant experience in managing such risk as well as the technologies underlying these risks. They also hold leadership positions outside of IBM in the field of cybersecurity, serving on governing and advisory boards of public and private institutions at the forefront of issues related to cybersecurity, including technology development, cybersecurity policy, and national security.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
IBM’s Enterprise & Technology Security (“E&TS”) organization has oversight responsibility for the security of both IBM’s internal systems and external offerings and works across all of the organizations within the company to protect IBM, its brand, and its clients against cybersecurity risks. E&TS also addresses cybersecurity risks associated with third party suppliers. For these purposes, E&TS includes a dedicated Chief Information Security Officer (“CISO”) whose team is responsible for leading enterprise-wide information security strategy, policy, standards, architecture, and processes for IBM’s internal systems. The CISO manages the CSIRT. The CISO also manages the Product Security Incident Response Team (“PSIRT”), which focuses on product vulnerabilities potentially affecting the security of offerings sold to customers. IBM also has Business Information Security Officers (“BISO”) who are coordinated by the Office of the CISO on security issues specific to particular business segments.
The CSIRT team, together with the Office of the Chief Information Officer (“CIO”), Cyber Legal, Corporate Security, and BISOs, engages in on-going reviews of incidents, threat intelligence, detections, and vulnerabilities, including to assess client and regulatory impact. Events of interest are promptly reported to the Senior Vice President (“SVP”) and Chief Legal Officer ("CLO"), and the SVP overseeing cybersecurity (“SVP Sponsor”).
Incidents are delegated to an appropriate incident response team for assessment, investigation, and remediation. Depending on the nature of the matter, the incident response team may include individuals from E&TS, the Office of the CISO, the Office of the CIO, Cyber Legal, Business Units, the Office of Privacy and Responsible Technology, Human Resources, Procurement, Finance and Operations, and Corporate Security. The incident response teams advise and consult with the CLO and the SVP Sponsor, as appropriate.
The Cybersecurity Advisory Committee (“CAC”) meets regularly and is responsible for overseeing management of the Company’s cybersecurity risk. The CAC is composed of, among others, SVPs from the major business units, the SVP Sponsor, and the CLO. The CAC is responsible for, among other things, setting the Company’s governance structure for managing cybersecurity risk and reviewing noteworthy cybersecurity incidents and strategies to prevent recurrence. IBM management responsible for managing cybersecurity risk reflects a cross-section of functions from across the organization with significant experience in managing such risk as well as the technologies underlying these risks. They also hold leadership positions outside of IBM in the field of cybersecurity, serving on governing and advisory boards of public and private institutions at the forefront of issues related to cybersecurity, including technology development, cybersecurity policy, and national security.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true